DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED

18 Deconsolidation of Dynamic Indonesia Holdings Limited

On July 13, 2020, an agreement was signed by Dynamic Indonesia Holdings Limited, a wholly owned subsidiary of the Company, to borrow US$1million from a third party. In March 2021, the third party has converted that borrowing into 51% of the equity interest in Dynamic Indonesia Holdings Limited. The consideration has been included in the operating activities section of the statement of cash flows as “Disposal of a subsidiary”. Non-controlling interest at the operating company level has been reversed out as Seamless followed equity accounting upon the disposal of Walletku.